New Accounting Standard (Unaudited)	3 Months Ended
Mar. 31, 2016
New Accounting Standards [Abstract]
New Accounting Standard
NEW ACCOUNTING STANDARDS
In May 2015, the Financial Accounting Standards Board (FASB) issued an ASU that removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share (or its equivalent) as a practical expedient. FCX adopted this ASU effective January 1, 2016, and the prior period disclosures have been restated to remove these investments from the levels within the fair value hierarchy (refer to Note 7).
In January 2016, FASB issued an ASU that amends the current guidance on the classification and measurement of financial instruments. This ASU makes limited changes to existing guidance and amends certain disclosure requirements. For public entities, this ASU is effective for interim and annual periods beginning after December 15, 2017. Early adoption is not permitted, except for the provision on recording fair value changes for financial liabilities under the fair value option. FCX is currently evaluating the impact this ASU will have on its financial reporting and disclosures, but at this time does not expect the adoption of this ASU will have a material impact on its financial statements.
In February 2016, FASB issued an ASU that will require lessees to recognize most leases on the balance sheet. This ASU allows lessees to make an accounting policy election to not recognize a lease asset and liability for leases with a term of 12 months or less and do not have a purchase option that is expected to be exercised. For public entities, this ASU is effective for interim and annual reporting periods beginning after December 15, 2018, with early adoption permitted. This ASU must be applied using the modified retrospective approach for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements. FCX is currently evaluating the impact this guidance will have on its financial statements.
In March 2016, FASB issued an ASU that simplifies various aspects of the accounting for share-based payment transactions, including the income tax consequences, statutory tax withholding requirements, an accounting policy election for forfeitures and the classification on the statement of cash flows. For public entities, this ASU is effective for interim and annual periods beginning after December 15, 2016, with early adoption permitted. Each of the amendments in this ASU provides specific transition requirements. FCX is currently evaluating the impact this guidance will have on its financial statements.